Transactions with Related Parties, textual (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 20, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Loan to Diana Containerships Inc.		$ 0	$ 0	$ 50,000
Management Fee Expense		405	0	0
Revenue from Related Parties		0	0	447
Commercial fees to related party		43	0	0
Due to related parties, current		64	281
Due from related parties, current		5,103	57
Due from related parties, non-current		43,750	50,866
Altair Travel Agency Sa [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		2,685	2,765	2,640
Due to related parties, current		$ 62	281
Diana Containerships Inc [Member] | Management Agreements [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Date of expiration		Feb. 28, 2013
Revenue from Related Parties				447
Diana Containerships Inc [Member] | Loan Receivable
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date		May 20, 2013
Debt instrument term		5 years
Related Party Transaction, Date of expiration		Sep. 09, 2015
Loan to Diana Containerships Inc.	$ 50,000
Loan receivable, Description of variable rate basis		LIBOR
Margin over Libor from agreement with Diana Containerships Inc.		5.00%
Back End Fee		1.25%
Diana Containerships Inc [Member] | Loan Receivable Amendment Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date		Sep. 09, 2015
Related Party Transaction, Date of expiration		Mar. 15, 2022
Loan receivable, Description of variable rate basis		LIBOR
Margin over Libor from agreement with Diana Containerships Inc.		3.00%
Debt instrument, fee amount		$ 200
Debt instrument, annual principal payment		5,000
Maximum Agreegate Repayment Amount		32,500
Due from related parties, current		5,103	57
Due from related parties, non-current		43,750	50,866
Interest income from loan with Diana Containerships Inc.		2,745	3,246	1,196
Diana Enterprises Inc [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		1,302	1,250	$ 2,481
Due to related parties, current		$ 0	$ 0
Diana Wilhelmsen Management Limited [Member] | Management Agreements [Member]
Related Party Transaction [Line Items]
Number of vessels under management services		6
Management Fee Expense		$ 405
Commercial fees to related party		43
Due to related parties, current		$ 2